Employee benefit expenses (Tables)	12 Months Ended
Jun. 30, 2020
Employee benefit expenses
Schedule of employee benefit expenses

	2020	2019	2018
	£’000	£’000	£’000
Wages and salaries (including bonuses)	(249,564)	(293,424)	(255,637)
Social security costs	(29,743)	(34,799)	(31,396)
Share-based payments (note 27)	(1,435)	(1,251)	(6,216)
Pension costs – defined contribution schemes (note 28.2)	(3,287)	(2,882)	(2,686)
	(284,029)	(332,356)	(295,935)

Schedule of average number of employees

	2020	2019	2018
	Number	Number	Number
By activity:
Football – men's and women's players	115	104	81
Football - technical and coaching	176	163	165
Commercial	129	114	121
Media	88	85	87
Administration and other	484	474	468
Average number of employees	992	940	922

Schedule of compensation paid or payable to key management for employee services

	2020	2019	2018
	£’000	£’000	£’000
Short-term employee benefits	(9,507)	(9,961)	(7,620)
Share-based payments	(1,017)	(748)	(5,275)
Post-employment benefits	(20)	(20)	(20)
	(10,544)	(10,729)	(12,915)